Sales Revenue - Schedule of Sales Revenue (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Product revenue	€ 20,938	€ 10,602	€ 4,915
Development revenues	129	1,423	1,175
Other	40		40
Germany [Member]
Statement Line Items [Line Items]
Product revenue	3,307	2,674	2,515
Development revenues
Other
European [Member]
Statement Line Items [Line Items]
Product revenue	2,737	1,616	1,247
Development revenues
Other
United States [Member]
Statement Line Items [Line Items]
Product revenue	14,894	6,312	1,153
Development revenues
Other
Other Regions [Member]
Statement Line Items [Line Items]
Product revenue
Development revenues	129	1,423	1,175
Other	€ 40		€ 40